SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	$ 17,204,097	$ 18,298,672
Total	16,800,516	16,626,358
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	208,284	141,224
Other receivables	89,447
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors		782,142
Other receivables	$ 16,502,785	$ 15,702,992